COLUMBIA MANAGEMENT MULTI-STRATEGY HEDGE FUND, LLC
         FINANCIAL STATEMENTS

         For the period from January 2, 2003 (commencement of operations) through March 31, 2003 with Report of Independent Accountants

               Columbia Management Multi-Strategy Hedge Fund, LLC

                              Financial Statements

        For the period from January 2, 2003 (commencement of operations)
                             through March 31, 2003




                                    CONTENTS

Report of Independent Accountants........................................    1
Statement of Assets, Liabilities and Members' Capital....................    2
Schedule of Investments..................................................    3
Statement of Operations..................................................    4
Statement of Changes in Members' Capital.................................    5
Statement of Cash Flows..................................................    6
Financial Highlights.....................................................    7
Notes to Financial Statements............................................    8
Fund Governance..........................................................   16

                        REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Members of Columbia Management Multi-Strategy Hedge Fund, LLC:

In our opinion, the accompanying statement of assets, liabilities and members' capital, including the schedule of investments, and the related statements of operations, of changes in members' capital and of cash flows and the financial highlights present fairly, in all material respects, the financial position of Columbia Management Multi-Strategy Hedge Fund, LLC (the "Fund") at March 31, 2003, and the results of its operations, the changes in its members' capital, and its cash flows and the financial highlights for the period January 2, 2003 (commencement of operations) through March 31, 2003, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of investments at March 31, 2003 by correspondence with the custodian and the application of alternative auditing procedures, provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts

May 14, 2003

               Columbia Management Multi-Strategy Hedge Fund, LLC

              Statement of Assets, Liabilities and Members' Capital

                                 March 31, 2003

ASSETS

Investments in portfolio funds, at value (cost $38,350,000)  $      39,207,410
Portfolio fund investments paid in advance                           4,400,000
Cash                                                                   593,923
Interest receivable                                                      1,222
                                                            --------------------
                                                            --------------------

         TOTAL ASSETS                                        $      44,202,555
                                                            ====================

LIABILITIES AND MEMBERS' CAPITAL

Member contributions received in advance                     $       2,300,000
Management fee payable                                                  19,478
Professional fees payable                                               53,753
Administrator fees payable                                               4,321
Other liabilities                                                       11,024
                                                            --------------------
         TOTAL LIABILITIES                                           2,388,576

CONTINGENCIES (NOTE 2F)

MEMBERS' CAPITAL                                                    41,813,979
                                                            --------------------

         TOTAL LIABILITIES AND MEMBERS' CAPITAL              $      44,202,555
                                                            ====================



See notes to financial statements.

               Columbia Management Multi-Strategy Hedge Fund, LLC

                             Schedule of Investments

                                 March 31, 2003


                                                                                                    % OF MEMBERS'
PORTFOLIO FUND                                        COST                   VALUE                     CAPITAL
--------------                                        -----                  -----                     -------
Alson Signature Fund, L.P.                           $    900,000          $     923,548                2.2%
Basswood Financial Partners, L.P.                       1,000,000              1,003,231                2.4%
Black Bear Fund, L.P.                                     700,000                731,744                1.7%
Chesapeake Partners, L.P.                               1,500,000              1,524,830                3.7%
Chilton QP European Partners, L.P.                      1,200,000              1,178,129                2.8%
Copper Arch Fund, L.P.                                    900,000                907,276                2.2%
Elliott International, L.P.                             1,600,000              1,625,491                3.9%
Empire Capital Partners, L.P.                           1,000,000              1,002,439                2.4%
Ferox Fund, L.P.                                        1,500,000              1,530,830                3.7%
Greenlight Qualified Capital, L.P.                        700,000                750,922                1.8%
Hayworth Partners, L.P.                                 1,800,000              1,878,065                4.5%
HBK Fund, L.P.                                          1,500,000              1,534,211                3.7%
Icarus Partners, L.P.                                     300,000                308,380                0.8%
Indus Japan Fund, L.P.                                  1,200,000              1,160,769                2.8%
Japan Long/Short Partners, L.P.                           700,000                721,905                1.7%
King Street Capital, L.P.                               1,200,000              1,243,017                3.0%
Kingsford Capital Partners, L.P.                        1,000,000              1,003,872                2.4%
Narragansett I, L.P.                                    1,600,000              1,624,196                3.9%
OZ Domestic Partners, L.P.                              1,800,000              1,850,200                4.4%
Perry Partners, L.P.                                    1,900,000              1,980,207                4.7%
Polar Fund, Ltd.                                          800,000                809,583                1.9%
Raptor Global Portfolio, L.P.                           1,400,000              1,399,475                3.3%
Redwood Domestic Fund, L.P.                             1,200,000              1,270,826                3.0%
Seneca Capital, L.P.                                    1,200,000              1,243,521                3.0%
Silver Point Capital Fund, L.P.                         1,100,000              1,156,305                2.8%
Standard Global Equity Partners                         1,100,000              1,102,147                2.6%
Stark Investments, L.P.                                 1,800,000              1,882,424                4.5%
Thruway Partners, L.P.                                  1,400,000              1,448,950                3.5%
Tremblant Partners, L.P.                                  450,000                434,116                1.0%
Ursa Partners, L.P.                                       800,000                812,885                1.9%
Value Realization Fund, L.P.                            1,800,000              1,913,100                4.6%
Victory Capital, L.P.                                   1,300,000              1,250,816                3.0%
                                                    ----------------------------------------------------------------
Total                                               $  38,350,000             39,207,410               93.8%
                                                    ===============

Other Assets, less Liabilities                                                 2,606,569                6.2%
                                                                    ------------------------------------------------

Members' Capital                                                      $      41,813,979               100.0%
                                                                    ================================================
See notes to financial statements.

               Columbia Management Multi-Strategy Hedge Fund, LLC

                             Statement of Operations

        For the period from January 2, 2003 (commencement of operations)
                             through March 31, 2003

INVESTMENT INCOME
   Interest                                                                                          $         4,034
                                                                                                  ----------------------

EXPENSES

   Management fee                                                                     $ 99,567
   Organizational and offering expenses                                                366,088
   Professional fees                                                                    53,753
   Administrator fees                                                                   14,834
   Directors fees                                                                        8,001
   Custodian fees                                                                        2,385
   Other expenses                                                                        7,590
                                                                             ---------------------
      Total expenses                                                                   552,218

      Organizational and offering expenses reimbursed by Adviser                      (366,088)
      Management fees waived by Adviser                                                (15,369)
                                                                             ---------------------
      Net expenses                                                                     170,761
                                                                             ---------------------

      NET INVESTMENT LOSS                                                                                   (166,727)
                                                                                                  ----------------------

GAIN FROM PORTFOLIO FUND TRANSACTIONS

   Net unrealized appreciation on portfolio funds                                                            857,410
                                                                                                  ----------------------

      NET INCREASE IN MEMBERS' CAPITAL DERIVED FROM OPERATIONS                                       $       690,683
                                                                                                  ======================



See notes to financial statements.

               Columbia Management Multi-Strategy Hedge Fund, LLC

                    Statement of Changes in Members' Capital

        For the period from January 2, 2003 (commencement of operations)
                             through March 31, 2003

FROM INVESTMENT ACTIVITIES
   Net investment loss                                                                  $       (166,727)
   Net unrealized appreciation on portfolio funds                                                857,410
                                                                                      ----------------------
       NET INCREASE IN MEMBERS' CAPITAL DERIVED FROM OPERATIONS                                  690,683

MEMBERS' CAPITAL TRANSACTIONS

   Capital contributions                                                                      41,123,296
                                                                                      ----------------------

       NET CHANGE IN MEMBERS' CAPITAL                                                         41,813,979

       Members' capital at beginning of period                                                         -
                                                                                      ----------------------

       MEMBERS' CAPITAL AT END OF PERIOD                                                $     41,813,979
                                                                                      ======================


Capital reallocable to the Special Members had the members'
   measurement period for incentive allocation closed on March
   31, 2003                                                                             $         57,197
                                                                                      ======================



See notes to financial statements.

               Columbia Management Multi-Strategy Hedge Fund, LLC

                             Statement of Cash Flows

        For the period from January 2, 2003 (commencement of operations)
                             through March 31, 2003


CASH FLOWS FROM OPERATING ACTIVITIES
   Net investment loss                                                                     $       (166,727)
   Adjustments to reconcile net investment loss to net cash used in operating activities:
       Purchases of portfolio funds                                                             (38,350,000)
       Increase in portfolio fund investments paid in advance                                    (4,400,000)
       Increase in interest receivable                                                               (1,222)
       Increase in management fee payable                                                            19,478
       Increase in professional fees payable                                                         53,753
       Increase in administrator fees payable                                                         4,321
       Increase in other liabilities                                                                 11,024
                                                                                         ----------------------

         NET CASH USED IN OPERATING ACTIVITIES                                                  (42,829,373)
                                                                                         ----------------------

CASH FLOWS FROM FINANCING ACTIVITIES

   Member contributions                                                                          41,123,296
   Member contributions received in advance                                                       2,300,000
                                                                                         ----------------------

         NET CASH PROVIDED BY FINANCING ACTIVITIES                                               43,423,296
                                                                                         ----------------------

NET INCREASE IN CASH                                                                                593,923

Cash at beginning of period                                                                               -
                                                                                         ----------------------

CASH AT END OF PERIOD                                                                      $        593,923
                                                                                         ======================




See notes to financial statements.

               Columbia Management Multi-Strategy Hedge Fund, LLC

                              Financial Highlights

        For the period from January 2, 2003 (commencement of operations)
                             through March 31, 2003

          Ratios to average members' capital:


              Net investment loss (a)(b)                             (1.71%)

                                                                  ==============


              Expenses (including management fee) (a) (b) (c)         1.75%
              Incentive allocation (d)                                0.15%

                                                                  --------------
              Total expenses and incentive allocation                 1.90%
                                                                  ==============


          Total return - prior to incentive allocation (e)            1.82%
          Incentive allocation (d)                                   (0.15%)
                                                                  --------------
          Total return - net of incentive allocation (e)              1.67%
                                                                  ==============

          Portfolio turnover rate                                      ----


          Members' capital, end of period ($000)                  $41,814

                                                                  ==============


(a)  Annualized, except for organizational and offering expenses.
(b) The Adviser waived $15,369 of management fees for the period ended March 31, 2003. The net investment loss ratio would have been (1.87%) and the expense ratio would have been 1.91% on an annualized basis had these fees not been waived by the Adviser.
(c) Expenses of the underlying Portfolio Funds are not included in the expense ratio.
(d) Calculated based on the amount reallocable to the Special Members had the measurement period for incentive allocation closed on March 31, 2003. See
     Note 3.
(e)  Total return is not annualized.

The above ratios and total returns are calculated for all members taken as a whole. An individual member's return may vary from these returns based on the timing of capital contributions.

See notes to financial statements.

               Columbia Management Multi-Strategy Hedge Fund, LLC

                          Notes to Financial Statements

                                 March 31, 2003

1. ORGANIZATION


Columbia Management Multi-Strategy Hedge Fund, LLC ("the Fund") is a Delaware limited liability company registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a closed-end, non-diversified, management investment company and which has many of the features of a private investment fund. The Fund's interests ("Interests") are offered only in private placements to persons (i) who are both "accredited investors" under the Securities Act of 1933 and "qualified clients" under the Investment Advisers Act of 1940, as amended and (ii) who meet other investor eligibility criteria established by the Fund. The primary investment objective of the Fund is to provide investors with an attractive, long-term rate of return, on an absolute as well as a risk-adjusted basis, with low performance volatility and minimal correlation with the equity and fixed income markets. The Fund's strategy is to (i) invest in 25-50 partnerships and other investment vehicles ("Portfolio Funds") managed by different investment managers and (ii) to construct a portfolio employing various arbitrage and equity strategies to achieve the risk control benefits of diversification together with the value of a hedged investment approach.

Columbia Management Company (the "Adviser"), a wholly owned subsidiary of Columbia Management Group, Inc. and Fleet National Bank, acts as the Fund's investment adviser. The Adviser has retained Grosvenor Capital Management, L.P. ("Grosvenor" or the "Subadviser") to be subadviser to the Fund. The Adviser and the Subadviser have been designated as special members (the "Special Members") of the Fund.


The Subadviser is responsible for implementing the Fund's investment strategy and managing the Fund's investment portfolio on a day-to-day basis, in accordance with the investment objective, philosophy and strategy described in the Fund's confidential offering memorandum and subject to oversight by the Adviser and the Board of Directors (the "Board") of the Fund.

               Columbia Management Multi-Strategy Hedge Fund, LLC

                    Notes to Financial Statements (continued)

                                 March 31, 2003

2. SIGNIFICANT ACCOUNTING POLICIES

A.   USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the period. Actual results could differ from those estimates.

B.   PORTFOLIO VALUATION

The Fund's investments are fair valued by the Adviser. Investments in Portfolio Funds are valued at net asset value, which approximates fair value, as reported by the administrators or portfolio managers of the Portfolio Funds. Such values generally represent the Fund's proportionate share of the net assets of the Portfolio Funds. Accordingly, the value of investments in Portfolio Funds is generally increased by additional contributions to the Portfolio Funds and the Fund's share of net earnings from the Portfolio Funds and decreased by distributions and the Fund's share of net losses from the Portfolio Funds.

The Portfolio Funds' administrators or investment managers generally value their investments at fair value. Listed investment securities are generally valued by an independent pricing source. Securities with no readily available market value are initially valued at cost, with subsequent adjustments to values, which reflect either the basis of meaningful third-party transactions in the private market, or fair value deemed appropriate by Portfolio Funds' management. In such instances, consideration is also given to the financial condition and operating results of the issuer, the amount that the Portfolio Funds can reasonably expect to realize upon sale of the securities and other factors deemed relevant.

C.   INCOME RECOGNITION

Interest income and expenses are recorded on the accrual basis. Realized gains and losses from Portfolio Fund transactions are calculated on the identified cost basis.

               Columbia Management Multi-Strategy Hedge Fund, LLC

                                 March 31, 2003

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

D.   INCOME TAXES

The Fund is treated as a partnership for federal income tax purposes. No federal or state taxes have been provided on profits of the Fund since the members (the "Investors") are individually required to report on its own tax return its distributive share of the Fund's taxable income or loss.

E.   CASH

At March 31, 2003, $593,923 in cash was held on deposit at PFPC Trust Company, the Fund's custodian.

F.   ORGANIZATIONAL AND OFFERING EXPENSES


The Adviser has entered into an expense deferral agreement (the "Expense Deferral Agreement") with the Fund dated December 19, 2002, as amended December 31, 2002, whereby the Fund, upon request of the Adviser, agrees to repay $366,088 to the Adviser for organizational and initial offering costs advanced by the Adviser on behalf of the Fund, subject to certain conditions. Such repayment is contingent upon the expenses of the Fund (exclusive of brokerage costs, interest, taxes or extraordinary expenses and management fees or performance-based fees paid by the Fund), including such repayment, being limited to no more than 0.75% per annum of average members' capital of the Fund. The Expense Deferral Agreement terminates on April 1, 2006, and the Fund has no obligation to pay to the Adviser any organizational or initial offering costs still outstanding to the Adviser as of that date.


3. MANAGEMENT FEE, INCENTIVE ALLOCATION, RELATED PARTY TRANSACTIONS AND OTHER


Pursuant to a management agreement between the Fund and Adviser, the Adviser is entitled to a management fee, paid monthly in arrears equal to an annual rate of 1.0% of the average members' capital of the Fund. Pursuant to the terms of a subadvisory agreement between the Adviser and Subadviser, the Adviser pays a portion of the management fee that it receives from the Fund to the Subadviser.


For the period ended March 31, 2003, the Adviser voluntarily waived $15,369 of management fees.

               Columbia Management Multi-Strategy Hedge Fund, LLC

                                 March 31, 2003

3. MANAGEMENT FEE, INCENTIVE ALLOCATION, RELATED PARTY TRANSACTIONS AND OTHER (CONTINUED)


An incentive allocation will be calculated with respect to each Investor on the last business day of a calendar year and upon repurchase of all or any portion of such Investor's Interest (an "Incentive Period"). An Incentive Period for each Investor's Interest starts immediately following the preceding Incentive Period and ends on the first to occur of: (i) the next occurring last business day of a calendar year; (ii) the next repurchase of all or any portion of such Investor's Interest; (iii) the withdrawal of the Adviser or Subadviser in connection with such party ceasing to serve as Adviser or Subadviser to the Fund; or (iv) the dissolution of the Fund. The aggregate incentive allocation (to the Special Members) for an Incentive Period equals 10% of the amount, if any, in excess of (a) profit net of losses (after taking into account expenses, including the management fee paid by the Fund) allocated to each Investor's capital account for such Incentive Period over (b) the greater of (i) the Investor's Hurdle Rate Amount for that Incentive Period and (ii) the balance in the Investor's Loss Carryforward as of the end of the prior Incentive Period. An Investor's "Loss Carryforward" for the initial Incentive Period is zero and for each Incentive Period thereafter is equal to the Investor's Loss Carryforward as of the end of the immediately preceding Incentive Period, increased or decreased, but not below zero, by the positive or negative difference between the net losses over net profits allocated to the Investor for the current Incentive Period. The "Hurdle Rate Amount" is the return an Investor would receive if its Interest as of the beginning of that Incentive Period (adjusted appropriately for any additional contributions) earned a rate of return equal to the one-year U.S. Treasury note, as determined on the first day of each calendar quarter and reset on the first day of each calendar quarter. The Hurdle Rate Amount is not cumulative from Incentive Period to Incentive Period. The Hurdle Rate Amount for the period ended March 31, 2003 is 1.213%, and the incentive allocation that would have been allocated to the Special Members if March 31, 2003 were a calendar year-end is $57,197.


In the case of a repurchase of only a portion of an Interest other than on the last business day of the calendar year, the Investor will be treated as having two independent Interests in the Fund, one of which is being repurchased in its entirety. Allocations to the Investor and capital contributions made by the Investor during the Incentive Period prior to such repurchase or distribution, and the Investor's opening capital account balance and Loss Carryforward as of the beginning of such Incentive Period, will be allocated between the two Interests in proportion to the portion of the Investor's Interest that is repurchased or distributed.

3. MANAGEMENT FEE, INCENTIVE ALLOCATION, RELATED PARTY TRANSACTIONS AND OTHER (CONTINUED)

Each director who is not an "interested person" of the Fund, as defined by the 1940 Act, receives an annual retainer of $5,000 plus a fee of $1,250 for each meeting attended. Any director or officer who is an "interested person" does not receive any annual fee or other fees from the Fund. All directors are reimbursed by the Fund for reasonable out-of-pocket expenses.

PFPC Trust Company (an affiliate of The PNC Financial Services Group) serves as custodian of the Fund's assets and provides custodial services for the Fund. PFPC Inc. (also an affiliate of The PNC Financial Services Group) serves as administrator and accounting agent to the Fund and in that capacity provides certain accounting, record keeping, tax and investor related services. The Fund pays a monthly fee to the custodian and the administrator based primarily upon average members' capital, subject to a monthly minimum fee.

4.  MEMBERS' CAPITAL

As of the last day of each calendar month, the Fund allocates net profits or losses for that month to the capital accounts of all Investors, in proportion to their respective opening capital account balances for such period (after taking into account any capital contributions deemed to be made as of the first day of such period).

Net profits or net losses for a given fiscal period are measured by the net change in the value of the members' capital of the Fund, including any net change in unrealized appreciation or depreciation of investments, realized income, gains or losses and accrued expenses (including the management fee paid by the Fund) over such fiscal period, before giving effect to any distributions and repurchases of Interests (or portions thereof) by the Fund as of the end of such period and any capital contributions made at the end of such period (such capital contributions being deemed to be made as of the next day).


Interests are offered monthly. The minimum initial investment is $150,000, although the Fund (or its designated agent) may waive this minimum. The Fund may from time to time offer to repurchase outstanding Interests based on the Fund's members' capital pursuant to written tenders from Investors. These repurchases will be made at such times and on such terms as may be determined by the Board, in its complete and exclusive discretion. The Adviser expects to recommend to the Board that the Fund conduct tender offers semi-annually (on the last business day of June and December of each year), commencing in December 2003.

               Columbia Management Multi-Strategy Hedge Fund, LLC

                                 March 31, 2003

5.   FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK,
     CONCENTRATIONS OF CREDIT RISK, AND OTHER RISKS


In the normal course of business, the Portfolio Funds in which the Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts, and equity swaps. To the extent that the Fund's investment activity is limited to making investments in investment funds via limited partnership interests or limited liability company holdings, the Fund's risk of loss in these investment funds is generally limited to the value of these investments reported by the Fund. For the period ended March 31, 2003, the Fund had only invested in such limited partnership and limited liability interests.


Because the Fund is a closed-end investment company, its Interests will not be redeemable at the option of Investors and will not be exchangeable for interests of any other fund. Although the Board in its discretion may cause the Fund to offer from time to time to repurchase Interests at their members' capital account value, the Interests are considerably less liquid than shares of funds that trade on a stock exchange or shares of open-end investment companies. With respect to any tender offer for Interests by the Fund, the aggregate repurchase amount will be determined by the Board in its discretion and such repurchase amount may represent only a small portion of the Fund's outstanding Interests. Because the Fund's investments in Portfolio Funds themselves have limited liquidity, the Fund may not be able to fund significant repurchases. Investors whose Interests are accepted for repurchase also bear the risk that the Fund's members'capital may fluctuate significantly between the time that they submit their request for repurchase and the date of the repurchase.

There are a number of other risks to the Fund. Three principal types of risk that can adversely affect the Fund's investment approach are market risk, strategy risk, and manager risk. The Fund also is subject to multiple manager risks, possible limitations in investment opportunities, allocation risks, illiquidity, lack of diversification, and other risks for the Fund and potentially for each Portfolio Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be minimal.

               Columbia Management Multi-Strategy Hedge Fund, LLC

                                 March 31, 2003

6.   INVESTMENTS IN PORTFOLIO FUNDS


The agreements related to investments in Portfolio Funds typically provide for compensation to the general partners/managers in the form of management fees of 1% to 2% (per annum) of net assets and performance/incentive fees or allocations of up to 20% of net profits earned. The Portfolio Funds generally provide for periodic redemptions ranging from monthly to annually with lock up provisions of up to one year from initial investment. Some Portfolio Funds may charge redemption fees. Such provisions may restrict the Fund's ability to respond to changing market conditions. None of the Portfolio Funds is expected to make distributions (e.g., dividend payments to investors).


Aggregate purchases of Portfolio Funds for the period ended March 31, 2003 amounted to $42,750,000, including $4,400,000 in purchases of Portfolio Funds paid in advance of April Portfolio Fund openings. No Portfolio Fund investments were sold during the period ended March 31, 2003.

The cost of investments for Federal income tax purposes will be adjusted for items of taxable income allocated to the Fund from the Portfolio Funds at the end of each calendar year, when the Portfolio Funds report taxable income to the Fund. For the period January 2, 2003 through March 31, 2003, taxable income allocated to the Fund from the Portfolio Funds is not yet available. At March 31, 2003, accumulated net unrealized appreciation on Portfolio Fund investments totaled $857,410, consisting of $984,102 of gross unrealized appreciation and $126,692 of gross unrealized depreciation, based on the cost of Portfolio Fund investments for financial reporting purposes.


At March 31, 2003, the Fund's management is unaware of any significant issuer concentrations in the underlying Portfolio Funds. The Fund's investments at March 31, 2003 are summarized below based on the investment strategy of each specific Portfolio Fund.

     INVESTMENT STRATEGY                    VALUE                            %

     ---------------------------------------------------------------------------

     Convertible Arbitrage           $         1,530,830                3.9%
     Distressed                                3,670,148                9.4%
     Event Driven                              6,374,049               16.2%
     Long and/or Short Equity                 18,574,385               47.4%
     Multi-Arbitrage                           7,179,934               18.3%
     Relative Value                            1,878,064                4.8%

                                   ---------------------------------------------

     Total                           $        39,207,410              100.0%

                                   =============================================

               Columbia Management Multi-Strategy Hedge Fund, LLC

                                 March 31, 2003

7.   SUBSEQUENT EVENT

On April 1, 2003, the Adviser merged into Columbia Management Advisors, Inc. The merger did not change the way the Fund is managed, the investment personnel assigned to manage the Fund or the fees paid by the Fund to the Adviser.

               Columbia Management Multi-Strategy Hedge Fund, LLC

                           Fund Governance (unaudited)

The Board oversees the general conduct of the Fund's business. The Board exercises the same powers, authority and responsibilities on behalf of the Fund as are customarily exercised by the board of directors of a registered investment company organized as a corporation. The directors are not required to contribute to the capital of the Fund or to own Interests. A majority of the Board are persons who are not "interested persons" (as defined in the 1940 Act) of the Fund (the "Independent Directors"). The Independent Directors perform the same functions for the Fund as are customarily exercised by the non-interested directors of a registered investment company organized as a corporation. The identity of the Board and officers of the Fund and brief biographical information regarding each director and officer during the past five years is set forth below. One of the directors is deemed to be an "interested person" of the Fund, as defined by the 1940 Act, because he is an officer and employee of the Adviser and affiliates of the Adviser.

The directors and officers of the Fund, their ages, addresses and principal occupations during the past five years are as follows (the below information was current as of March 31, 2003):


------------------------------------ -------- ------------------------------------ ---------------- -------------------
                                                                                   NUMBER OF
                                     LENGTH                                        PORTFOLIOS IN    OTHER
NAME, AGE AND ADDRESS OF             OF       PRINCIPAL OCCUPATION(S) DURING       FUND COMPLEX     DIRECTORSHIPS
NON-INTERESTED DIRECTORS             TIME     PAST FIVE YEARS                      OVERSEEN BY      HELD BY DIRECTOR
                                     SERVED                                        DIRECTOR*
------------------------------------ -------- ------------------------------------ ---------------- -------------------
Kenneth A. Froot , 45                Since    Professor of Finance, Harvard              21         None
c/o Columbia  Management  Advisors,  2002     Business School
Inc.
One Financial Center
Boston, MA 02111

------------------------------------ -------- ------------------------------------ ---------------- -------------------
John J. Neuhauser, 59                Since    Academic  Vice  President  and Dean        105        Saucony, Inc. and
c/o Columbia  Management  Advisors,  2002     of  Faculties  since  August  1999,                   SkillSoft Corp.
Inc.                                          Boston  College   (formerly   Dean,
One Financial Center                          Boston     College     School    of
Boston, MA 02111                              Management  from  September 1977 to
                                              September 1999)

------------------------------------ -------- ------------------------------------ ---------------- -------------------
Anne-Lee Verville, 57                Since    Author and  speaker on  educational        103        Chairman of the
c/o Columbia  Management  Advisors,  2002     systems  needs  (formerly   General                   Board of
Inc.                                          Manager,  Global Education Industry                   Directors, Enesco
One Financial Center                          from 1994 to 1997,  and  President,                   Group, Inc.
Boston, MA 02111                              Applications   Solutions   Division
                                              from 1991 to 1994, IBM  Corporation
                                              [global    education   and   global
                                              applications])
------------------------------------ -------- ------------------------------------ ---------------- -------------------


* The "Fund Complex" consists of all registered investment companies advised by the Adviser and its affiliates.

                    Columbia Multi-Strategy Hedge Fund, LLC

                          Fund Governance (unaudited)

------------------------------------ -------- ------------------------------------ ---------------- ----------------
                                                                                   NUMBER OF
                                     LENGTH                                        PORTFOLIOS IN    OTHER
NAME, AGE AND ADDRESS OF             OF       PRINCIPAL OCCUPATION(S) DURING       FUND COMPLEX     DIRECTORSHIPS
INTERESTED DIRECTOR**                TIME     PAST FIVE YEARS                      OVERSEEN BY      HELD BY
                                     SERVED                                        DIRECTOR*        DIRECTOR
------------------------------------ -------- ------------------------------------ ---------------- ----------------
Joseph R. Palombo, 49                Since    Chief Operating  Officer of              103             None
One Financial Center                 2002     Columbia Management Group, Inc.
Boston, MA 02111                              (Columbia Management Group) since
                                              November 2001; formerly Chief
                                              Operations Officer of Mutual
                                              Funds, Liberty Financial
                                              Companies, Inc. from August 2000
                                              to November 2001; Executive Vice
                                              President of Stein Roe & Farnhaum,
                                              Inc. since April 1999 and Director
                                              since September 2000; Executive
                                              Vice President and Director of
                                              Colonial Management Associates,
                                              Inc. since April 1999; Executive
                                              Vice President and Chief
                                              Administrative Officer of Liberty
                                              Funds Group LLC since April 1999;
                                              Trustee and Chairman of the Board
                                              of the Stein Roe Family of Funds
                                              since October 2000; Manager of the
                                              Stein Roe Floating Rate Limited
                                              Liability Company since October
                                              2000; Vice President of Galaxy
                                              Funds since September 2002; (Vice
                                              President of Liberty Funds from
                                              April 1999 to August 2000; Chief
                                              Operating Officer and Chief
                                              Compliance Officer of Putnam
                                              Mutual Funds from December 1993 to
                                              March 1999)

------------------------------------ -------- ------------------------------------ ---------------- ----------------

* The "Fund Complex" consists of all registered investment companies advised by the Adviser and its affiliates.

** As defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the "1940 Act"), and referred to herein as an "Interested Person". Mr. Palombo is an Interested Person of the Fund by virtue of being Chief Operating Officer of Columbia Management Company.

               Columbia Management Multi-Strategy Hedge Fund, LLC

                          Fund Governance (unaudited)


----------------------------- -------------------------- --------------------------------------------------------
NAME, AGE AND ADDRESS         POSITION(S) HELD WITH
OF OFFICERS                   FUND                       PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
                              AND LENGTH OF TIME SERVED
----------------------------- -------------------------- --------------------------------------------------------
Joseph R. Palombo,  49****    President  since February  Information provided on previous page.
                              2003
----------------------------- -------------------------- --------------------------------------------------------
Patti  A. Stoll, 48***        Vice President since 2002  Managing Director, Alternative Investments Group,
                                                         FleetBoston Financial
----------------------------- -------------------------- --------------------------------------------------------
Raymond Bligh, 40***          Vice President since 2002  Director, Alternative Investments Group, FleetBoston
                                                         Financial since 2000; from 1998 to 2000, Director,
                                                         Card Business Development, American Express
----------------------------- -------------------------- --------------------------------------------------------
J. Kevin Connaughton, 38****  Treasurer since 2002       Treasurer of Liberty Funds and Liberty All-Star Funds
                                                         since December 2000 (formerly Controller of the
                                                         Liberty Funds and Liberty All-Star Funds from February
                                                         1998 to October 2000); Treasurer of Stein Roe Funds
                                                         since February 2001 (formerly Controller from May 2000
                                                         to February 2001); Treasurer of Galaxy Funds since
                                                         September 2002; Senior Vice President of Columbia
                                                         Management Group since January 2001 (formerly Vice
                                                         President from April 2000 to January 2001; Vice
                                                         President of Colonial Management Associates, Inc. from
                                                         February 1998 to October 2000; Senior Tax Manager,
                                                         Coopers & Lybrand, LLP from April 1996 to January 1998)
----------------------------- -------------------------- --------------------------------------------------------
Michael Clark, 33****         Assistant       Treasurer  Director of Fund Administration of Columbia Management
                              since 2002                 Group
                                                         since 1999; prior to 1999, Audit Manager at Deloitte &
                                                         Touche LLP
----------------------------- -------------------------- --------------------------------------------------------
Shep Burnett, 34****          Assistant       Treasurer  Director of Mutual Fund Taxation of Columbia
                              since 2002                 Management Group since June 2002; prior to June 2002,
                                                         Senior Tax Manager at PricewaterhouseCoopers LLP
----------------------------- -------------------------- --------------------------------------------------------
Vicki Benjamin, 41****        Assistant       Treasurer  Controller of Liberty Funds and Liberty All-Star Funds
                              since 2002                 since May 2002; Chief Accounting Officer of Liberty
                                                         Funds and Liberty All-Star Funds since June 2001;
                                                         Controller and Chief Accounting Officer of Galaxy

                                                         Funds since September 2002; Vice President of Columbia

                                                         Management Group since April 2001 (formerly Vice
                                                         President, Corporate Audit, State Street Bank and

                                                         Trust Company from May 1998 to April 2001; Audit

                                                         Manager from July 1994 to June 1997; Senior Audit
                                                         Manager from July 1997 to May 1998, Coopers & Lybrand,
                                                         LLP)
----------------------------- -------------------------- --------------------------------------------------------
Jean Loewenberg, 57****       Secretary since 2002       General Counsel of Columbia Management Company since
                                                         2001; Senior Vice President since 1996, and Assistant
                                                         General Counsel since 2002, of Fleet National Bank.
----------------------------- -------------------------- --------------------------------------------------------
David Rozenson,  48****       Assistant       Secretary  Senior Counsel, FleetBoston Financial Corporation
                              since 2002
----------------------------- -------------------------- --------------------------------------------------------
Joseph Turo, 35****           Assistant       Secretary  Senior Counsel, FleetBoston Financial Corporation
                              since 2002
----------------------------- -------------------------- --------------------------------------------------------

*** 100 Federal Street, Boston, MA 02110.

**** One Financial Center, Boston, MA 02111.

               Columbia Management Multi-Strategy Hedge Fund, LLC

                                 Fund Governance


Equity Securities Owned by the Directors
----------------------------------------
------------------------------------------------------- -----------------------------------------------------


                                                         DOLLAR RANGE OF EQUITY SECURITIES IN THE FUND AS OF
                                                                            MARCH 31, 2003
------------------------------------------------------- -----------------------------------------------------
Interested Director
------------------------------------------------------- -----------------------------------------------------
Joseph R. Palombo                                                                None
------------------------------------------------------- -----------------------------------------------------
Non-interested Directors
------------------------------------------------------- -----------------------------------------------------
Kenneth R. Froot                                                                 None
------------------------------------------------------- -----------------------------------------------------
John J. Neuhauser                                                                None
------------------------------------------------------- -----------------------------------------------------
Anne-Lee Verville                                                                None
------------------------------------------------------- -----------------------------------------------------


At no time during 2002 or 2003 (through March 31, 2003) did any of Kenneth R. Froot, John J. Neuhauser, or Anne-Lee Verville, or any of their respective immediate family members, own beneficially or of record any securities in Columbia Management, Grosvenor, Fleet National Bank or Quick & Reilly, Inc. or in any person directly or indirectly controlling, controlled by or under common control with such entities.